Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures	12 Months Ended
Dec. 31, 2025
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures

Exhibit 1 – Consolidated subsidiaries, associates, and joint ventures

		Ownership			Geographic		Profit
	Functional	interest		Country/	area of		(loss) of	Total	Total
Company	currency	Ecopetrol	Activity	Domicile	operations	Equity	the year	assets	liabilities
Subsidiaries
Refinería de Cartagena S.A.S.	US Dollar	100%	Refining of hydrocarbons, commercialization and distribution of products	Colombia	Colombia	21,317	215	32,997	11,680
Cenit transporte y logística de hidrocarburos S.A.S.	Colombian Peso	100%	Storage and transport by pipelines of hydrocarbons	Colombia	Colombia	16,513	5,258	19,370	2,857
Ecopetrol Global Energy S.L.U.	US Dollar	100%	Investment Vehicle	Spain	Spain	17,061	605	17,061	0
Oleoducto Central S.A.S - Ocensa	US Dollar	72.65%	Transportation by crude oil pipelines	Colombia	Colombia	3,334	3,256	6,745	3,411
Hocol Petroleum Limited.	US Dollar	100%	Investment Vehicle	Bermuda	Bermuda	3,908	609	3,945	38
Ecopetrol América LLC.	US Dollar	100%	Exploration and exploitation of hydrocarbons	United States	United States	1,184	100	2,166	982
Hocol S.A.	US Dollar	100%	Exploration and exploitation of hydrocarbons	Cayman Islands	Colombia	3,419	573	5,100	1,682
Esenttia S.A.	US Dollar	100%	Production and commercialization of polypropylene resin	Colombia	Colombia	2,502	122	2,791	289
Ecopetrol Capital AG	US Dollar	100%	Collection of surpluses from, and providing funds to, companies of the Ecopetrol Group	Switzerland	Switzerland	1,399	60	8,909	7,510
Oleoducto de Colombia S. A. – ODC	Colombian Peso	78.19%	Transportation by crude oil pipelines	Colombia	Colombia	428	383	789	360
Black Gold Re Ltd.	US Dollar	100%	Reinsurer for companies of the Ecopetrol Group	Bermuda	Bermuda	1,095	86	1,432	337
Andean Chemicals Ltd.	US Dollar	100%	Investment Vehicle	Bermuda	Bermuda	1,890	105	1,896	6
Oleoducto de los Llanos Orientales S. A. - ODL	Colombian Peso	65%	Transportation by crude oil pipelines	Panama	Colombia	792	685	1,332	540
Interconexión Eléctrica S.A. E.S.P	Colombian Peso	51.41%	Public transmission service of electric power, the development of infrastructure projects and their commercial exploitation and the development of information technology systems, activities and services and telecommunications.	Colombia	Latin-America	28,307	2,420	76,130	47,823

		Ownership			Geographic		Profit
	Functional	interest		Country/	area of		(loss) of	Total	Total
Company	currency	Ecopetrol	Activity	Domicile	operations	Equity	the year	assets	liabilities
Inversiones de Gases de Colombia S.A. Invercolsa S.A.	Colombian Peso	51.88%	Holding with investments in natural gas and LPG transportation and distribution companies in Colombia	Colombia	Colombia	648	286	692	44
Alcanos de Colombia S.A. E.S.P.	Colombian Peso	29.61%	Residential public fuel gas service, construction and operation of gas pipelines, distribution networks, regulation, measurement, and compression stations.	Colombia	Colombia	342	151	950	608
Metrogas de Colombia S.A E.S.P.	Colombian Peso	33.49%	Public service of commercialization and distribution of fuel gas; the exploration, exploitation, storage, use, transportation, refining, purchase, sale and distribution of hydrocarbons and their derivatives.	Colombia	Colombia	60	20	174	113
Gases del Oriente S.A. E.S.P.	Colombian Peso	48.50%	Home public service of distribution of fuel gas and the development of all complementary activities to the supplying of said service.	Colombia	Colombia	118	54	360	242
Promotora de Gases del Sur S.A. E.S.P.	Colombian Peso	31.44%	Promote the linking of national or foreign capital, public or private, to achieve the gas massification project.	Colombia	Colombia	56	43	83	28
Combustibles Líquidos de Colombia S.A E.S.P.	Colombian Peso	41.61%	Wholesale marketing of fuel gas, the supplying of the residential public service of LPG distribution and the development of complementary activities to supply the service.	Colombia	Colombia	61	1	79	17

		Ownership			Geographic		Profit
	Functional	interest		Country/	area of		(loss) of	Total	Total
Company	currency	Ecopetrol	Activity	Domicile	operations	Equity	the year	assets	liabilities
Ecopetrol USA Inc.	US Dollar	100%	Exploration and exploitation of hydrocarbons	United States	United States	14,121	715	14,467	347
Ecopetrol Permian LLC.	US Dollar	100%	Exploration and exploitation of hydrocarbons	United States	United States	10,441	215	13,451	3,010
Ecopetrol Oleo é Gas do Brazil Ltda.	Real	100%	Exploration and exploitation of hydrocarbons	Brazil	Brazil	2,844	(109)	3,179	334
Esenttia Masterbatch Ltda.	Colombian Peso	100%	Manufacture of polypropylene compounds and masterbatches	Colombia	Colombia	221	65	298	77
Ecopetrol del Perú S. A.	US Dollar	100%	Exploration and exploitation of hydrocarbons	Peru	Peru	59	1	61	1
ECP Hidrocarburos de México S.A. de C.V.	US Dollar	100%	Offshore exploration	Mexico	Mexico	36	—	38	2
Ecopetrol Costa Afuera S.A.S.	Colombian Peso	100%	Offshore exploration	Colombia	Colombia	14	—	14	0
Esenttia Resinas del Peru SAC	US Dollar	100%	Commercialization polypropylene resins and masterbatches	Peru	Peru	14	—	21	7
Esenttia Resinas de México	Mexican Peso	100%	Commercialization polypropylene resins and masterbatches	Mexico	Mexico	5	1	18	13
Kalixpan Services Técnicos S de RL De CV.	Mexican Peso	100%	Specialized services related to oil and gas industry	Mexico	Mexico	—	—	—	—
Ecopetrol US Trading LLC	US Dollar	100%	International trading of crude oil and refined products	United States	United States	586	413	1,871	1,285
Econova Technology & innovation S.L.	US Dollar	100%	Execution of activities related to science, technology, and innovation (ST+i)	Spain	Spain	3	(4)	4	2
Ecopetrol Singapore PTE. LTD	Singapore dollar	100%	Holding company with investment in an international trading company for crude oil and refined products	Singapore	Asia	615	380	615	—
Ecopetrol Trading Asia PTE. LTD	Singapore dollar	100%	International trading of crude oil and refined products	Singapore	Asia	614	380	2,792	2,178

		Ownership			Geographic		Profit
	Functional	interest		Country/	area of		(loss) of	Total	Total
Company	currency	Ecopetrol	Activity	Domicile	operations	Equity	the year	assets	liabilities
Wind Autogeneración S.A.S.	Colombian Peso	100%	Wind energy production	Colombia	Colombia	64	(1)	93	29
Parque Solar Porton del Sol S.A.S E.S.P.	Colombian Peso	100%	Wind energy production	Colombia	Colombia	272	(4)	583	311
Enerfin Services S.A.S.	Colombian Peso	100%	Wind energy production	Colombia	Colombia	—	—	3	2
Planta Solar Sahagun S.A.S.	Colombian Peso	100%	Wind energy production	Colombia	Colombia	6	—	6	—
El Roble Solar S.A.S.	Colombian Peso	100%	Wind energy production	Colombia	Colombia	3	—	3	—
Girasol I S.A.S.	Colombian Peso	100%	Wind energy production	Colombia	Colombia	1	—	1	—
La Cayena Solar S.A.S.	Colombian Peso	100%	Wind energy production	Colombia	Colombia	1	—	2	—
Córdoba Solar 2 S.A.S.	Colombian Peso	100%	Wind energy production	Colombia	Colombia	1	—	1	—

		Ownership			Geographic
	Functional	interest		Country/	area of		Profit (loss) of		Total
Company	currency	Ecopetrol	Activity	Domicile	operations	Equity	the year	Total assets	liabilities
Associates
Serviport S.A.	Colombian Peso	28%	Services for the support of loading and unloading of oil ships, supply of equipment, technical inspections, and load measurements	Colombia	Colombia	17	—	33	16
Sociedad Portuaria Olefinas y Derivados S.A.	Colombian Peso	50%	Construction, use, maintenance and administration of port facilities, ports, private docks.	Colombia	Colombia	6	(1)	7	1
Joint Ventures
Equion Energía Limited	US Dollar	51%	Exploration and exploitation of hydrocarbons	United Kingdom	Colombia	1,389	33	1,453	64
Ecodiesel Colombia S.A.	Colombian Peso	50%	Production, trading, and distribution of biofuels and oleochemicals	Colombia	Colombia	167	(58)	283	117